Subsequent Events (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) item $ / shares shares	Feb. 24, 2023 USD ($)	Jan. 31, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2022 $ / shares	Nov. 18, 2021	Mar. 25, 2021 shares
Subsequent Events
Granted (in shares)				7,461,109	7,840,899	697,806
Warrants to Agents and Lenders
Subsequent Events
Warrants, number of shares called by warrants (in shares)									2,803,984
Term of warrants									5 years
Warrants to Broker
Subsequent Events
Warrants, number of shares called by warrants (in shares)									233,665
Term of warrants									5 years
Employee Stock Option
Subsequent Events
Weighted Average Exercise Price | $ / shares	$ 0.28			$ 0.28	$ 0.90	$ 2.32	$ 1.77
Credit Facility
Subsequent Events
Interest rate								15.00%
Subordinate Voting Shares
Subsequent Events
Shares issued (in shares)				13,017,624
Shares issuable at Agent discretion	1,982,376			1,982,376
Common stock, issued	86,721,030			86,721,030	86,721,030	86,721,030
Common stock, outstanding	86,721,030			86,721,030	86,721,030	86,721,030
Super Voting Shares [Member]
Subsequent Events
Common stock, issued	65,411			65,411	65,411	65,411
Common stock, outstanding	65,411			65,411	65,411	65,411
Fourth Amendment
Subsequent Events
Amount of increase in monthly base rent | $		$ 50,000
Additional Tenant Improvements | $		4,000,000
Subsequent Event
Subsequent Events
Number of Board of directors after reduction | item	5
Subsequent Event | Employee Stock Option
Subsequent Events
Granted (in shares)			7,461,109
Weighted Average Exercise Price | $ / shares			$ 0.16
Subsequent Event | Credit Facility
Subsequent Events
Commitment amount to convert to Note Payable | $	$ 10,000,000			$ 10,000,000
Subsequent Event | Subordinate Voting Shares
Subsequent Events
Shares issued (in shares)	13,017,624
Shares issuable at Agent discretion	1,982,376			1,982,376
Number of shares to be converted under consent notice	6,541,100
Subsequent Event | Super Voting Shares [Member]
Subsequent Events
Number of shares to be converted under consent notice	65,411
Common stock, outstanding	0			0
Subsequent Event | Fourth Amendment
Subsequent Events
Amount of increase in monthly base rent | $		50,000
Additional Tenant Improvements | $		$ 4,000,000